Equity Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model - Equity Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model [Line Items]
Expected life (in years)	6 years	6 years
Weighted average estimated fair value of options granted (in Dollars per share)	$ 27.74	$ 188.1
Minimum [Member]
Equity Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model [Line Items]
Risk-free interest rate	3.46%	0.65%
Expected volatility	115.75%	87.39%
Maximum [Member]
Equity Based Compensation (Details) - Schedule of weighted-average assumptions used in the black-scholes option pricing model [Line Items]
Risk-free interest rate	3.91%	1.07%
Expected volatility	116.01%	90.89%